Capital Management (Details) - USD ($)	May 07, 2024	Dec. 31, 2024
Capital Management
Cash on hand		$ 31,177,000
Long term debt		0
Revolving credit facility obligation		$ 0
Equinor
Capital Management
Initial cash payment	$ 30,000,000
Maximum amount purchaser of partial sale of subsidiaries committed to invest	$ 130,000,000
Equinor | SWA Lithium
Capital Management
Percentage of ownership interest disposed	45.00%
Equinor | Texas Lithium
Capital Management
Percentage of ownership interest disposed	45.00%